Stockholders' Equity (Details) - USD ($)				1 Months Ended		12 Months Ended
	Aug. 03, 2017	Aug. 02, 2017	Jun. 06, 2016	Mar. 27, 2016	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Feb. 02, 2015
Stockholders' Equity (Textual)
Issuance of common shares for cash						$ 7,111,325	$ 5,323,026
Common share price per share								$ 1.88
Capital distribution in connection with acquisition of a subsidiary							$ (4,418,425)
Ownership percentage						100.00%
Common stock, par value			$ 4.25			$ 0.001	$ 0.001
Common stock, shares outstanding						10,809,000	9,199,000
Jinzheng [Member]
Stockholders' Equity (Textual)
Capital distribution in connection with acquisition of a subsidiary				$ 4,418,425
Ownership percentage				100.00%			100.00%	20.00%
Initial public offering [Member]
Stockholders' Equity (Textual)
Issuance of common shares for cash, Shares	210,000	1,400,000
Issuance of common shares for cash	$ 966,000	$ 6,145,325
Common share price per share	$ 5
Common stock, par value		$ 5				$ 0.001
Common stock, shares outstanding						9,199,000
Escrow deposit		$ 500,000
Initial potential amount non cash		500,000
Amount of net proceeds		$ 6,100,000
Description of escrow account		The $6.1 million net proceeds, $500,000 was deposited into an escrow account to satisfy the initial $500,000 in potential indemnification obligations arising during an escrow period of two years following the closing date of August 2, 2017 and was presented as restricted cash, non-current, on the accompanying consolidated balance sheets.
Six individuals and seven companies [Member]
Stockholders' Equity (Textual)
Issuance of common shares for cash, Shares				8,117,000
Issuance of common shares for cash				$ 5,276,050
Three third party individuals [Member]
Stockholders' Equity (Textual)
Debt converted amount			$ 3,077,000
Debt converted shares			724,000
Another third party individual [Member]
Stockholders' Equity (Textual)
Debt converted amount			$ 770,000
Debt converted shares			275,000
Common stock, par value			$ 2.80
Incorporator [Member]
Stockholders' Equity (Textual)
Issuance of common shares for cash, Shares				73,000	1,000
Issuance of common shares for cash				$ 47,450	$ 10
Common stock, par value				$ 0.65	$ 0.001